Schedule of Conversion Feature of Derivative Liability (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Risk Free Interest Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage	0.09	0.78	0.0014
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.0211
Measurement Input, Risk Free Interest Rate [Member] | Tranche 1 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.0211
Measurement Input, Risk Free Interest Rate [Member] | Tranche 2 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.0175
Measurement Input, Risk Free Interest Rate [Member] | Tranche 3 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.0167
Measurement Input, Expected Term [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input term	1 year	10 months 24 days	10 months 20 days
Measurement Input, Expected Term [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input term				1 year 3 months
Measurement Input, Expected Term [Member] | Tranche 1 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input term				1 year 3 months
Measurement Input, Expected Term [Member] | Tranche 2 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input term				1 year 10 days
Measurement Input, Expected Term [Member] | Tranche 3 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input term				10 months 20 days
Measurement Input, Price Volatility [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage	237.4	161.9	1.883
Measurement Input, Price Volatility [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				3.124
Measurement Input, Price Volatility [Member] | Tranche 1 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				3.124
Measurement Input, Price Volatility [Member] | Tranche 2 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				3.0370
Measurement Input, Price Volatility [Member] | Tranche 3 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				3.2688
Measurement Input, Expected Dividend Rate [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage	0	0	0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0
Measurement Input, Expected Dividend Rate [Member] | Tranche 1 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0
Measurement Input, Expected Dividend Rate [Member] | Tranche 2 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0
Measurement Input, Expected Dividend Rate [Member] | Tranche 3 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0
Exercise Price of Underlying Common Shares [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage	0.004	0.01	0.01
Exercise Price of Underlying Common Shares [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.08
Exercise Price of Underlying Common Shares [Member] | Tranche 1 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.09
Exercise Price of Underlying Common Shares [Member] | Tranche 2 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.04
Exercise Price of Underlying Common Shares [Member] | Tranche 3 [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Debt measurement input percentage				0.04